Exhibit 1.scha

EXHIBIT 1

BIDS ATS FORM ATS-N

FORM BD SCHEDULE A

Primary Business Name BIDS TRADING L.P., BD Number 141296, BD Amendment dated 08/28/2025, BD Direct Owners/Executive Officers, question regarding whether there are any indirect owners of the applicant required to be reported on Schedule B with neither Yes nor No selected, ownership codes defined as NA less than 5 percent, A 5 percent but less than 10 percent, B 10 percent but less than 25 percent, C 25 percent but less than 50 percent, D 50 percent but less than 75 percent, and E 75 percent or more, followed by the list of owners and officers as follows: Stephen Berte, individual, President, date acquired 04/2022, ownership code NA, control person Yes, PR No, CRD number 6813438; BIDS Holdings GP LLC, domestic entity, General Partner, date acquired 06/2006, ownership code NA, control person Yes, PR No, tax ID 20-5087280; BIDS Holdings L.P., domestic entity, Sole Limited Partner, date acquired 06/2006, ownership code E, control person Yes, PR No, tax ID 20-5087370; Stephen Anthony Bolton, individual, Principal Financial Officer, date acquired 07/2025, ownership code NA, control person No, PR No, CRD number 7201776; Theodore Richard Lazo, individual, Chief Legal Officer, date acquired 01/2020, ownership code NA, control person No, PR No, CRD number 7215911; Adel Sarhan, individual, Chief Operating Officer, date acquired 08/2025, ownership code NA, control person Yes, PR No, CRD number 5354052; and Brian Smith, individual, Chief Compliance Officer, date acquired 11/2021, ownership code NA, control person No, PR No, CRD number 2866603.